Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	$ 9,715	$ (6,271)
Other comprehensive income (loss)	(7,038)	15,986
Balance - End of fiscal year	2,677	9,715
Foreign currency differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	9,715	(6,271)
Other comprehensive income (loss)	(7,061)	15,986
Balance - End of fiscal year	2,654	9,715
Hedging reserve
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	0	0
Other comprehensive income (loss)	23	0
Balance - End of fiscal year	$ 23	$ 0